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                                   ASTON FUNDS

                        ASTON/CARDINAL MID CAP VALUE FUND
                       ASTON/CLARIVEST MID CAP GROWTH FUND
                   ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND
                                 (EACH A "FUND")

                       SUPPLEMENT DATED FEBRUARY 19, 2008
            TO EACH FUND'S CLASS N PROSPECTUS DATED NOVEMBER 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH FUND'S PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

CHANGE IN DIVIDEND DISTRIBUTION SCHEDULE

Effective as of February 29, 2008, the following information replaces the information in each Fund's Prospectus relating to the Fund's Account Policies and Dividends:

DIVIDENDS

The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com
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                                                              ATN Div Sup 021908